GOODWILL - Change in Balance of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 5,702
Ending balance	4,988	$ 5,702
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,702	6,914
Acquisitions through business combinations	24	0
Impairment	(661)	(599)
Dispositions	0	(577)
Foreign currency translation	(77)	(36)
Ending balance	$ 4,988	$ 5,702